Note 13 - Senior Debt and Subordinated Debt - Schedule of Subordinated Debt (Details) (Parentheticals)	12 Months Ended
Dec. 31, 2025
Subordinated Debt Due December 31, 2028 [Member]
Interest rate	6.50%
Maturity Date	Dec. 31, 2028
Senior Notes Due March 1, 2028 [Member]
Interest rate	11.00%
Maturity Date	Mar. 01, 2028
Senior Notes Due March 1, 2028 2 [Member]
Interest rate	11.00%
Maturity Date	Mar. 01, 2028